Concentration of Risk (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Customer Concentration Risk [Member] | Minimum [Member] | Revenue Benchmark [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk, percentage	10.00%	10.00%